Schedule of Total Revenues from Segments (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Consolidated Segment Data Schedule Of Total Revenues From Segments 1	$ 2,970,952
Consolidated Segment Data Schedule Of Total Revenues From Segments 2	13,024,506
Consolidated Segment Data Schedule Of Total Revenues From Segments 3	7,699,309
Consolidated Segment Data Schedule Of Total Revenues From Segments 4	7,313,916
Consolidated Segment Data Schedule Of Total Revenues From Segments 5	25,610,241
Consolidated Segment Data Schedule Of Total Revenues From Segments 6	47,720,522
Consolidated Segment Data Schedule Of Total Revenues From Segments 7	10,284,868
Consolidated Segment Data Schedule Of Total Revenues From Segments 8	38,634,747
Consolidated Segment Data Schedule Of Total Revenues From Segments 9	$ 55,419,831